SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Effective December 31, 2025, Mechanics Bank, as Plan Sponsor, amended the Plan to freeze all contributions to the Plan. After the freeze date, no employee was eligible to become a participant of the Plan. In April 2026, the Plan was merged with the Mechanics Bank Profit Sharing Plan and Trust (the “Merged Plan”), with the Merged Plan continuing on as the surviving plan. As a result of the plan merger, the assets of all participants in the trust of the Plan immediately prior to the plan merger were transferred from Schwab Retirement Plan Services, Inc., the recordkeeper, and Charles Schwab Trust Bank, the trustee, to Fidelity Investments, the recordkeeper of the Merged Plan, and merged into the trust under the Merged Plan. Additionally, the liabilities of the Plan were transferred into the Merged Plan, and the Retirement Plans Committee of Mechanics Bank continued to be the Plan Administrator of the Merged Plan. Thereafter, participants of the Plan began participating in the Merged Plan under its terms and conditions. Approximately $158 million of Plan assets were transferred into the Merged Plan. Mechanics Bancorp is an issuer of securities held pursuant to the Merged Plan.
Aside from the above, there were no subsequent events identified through June 24, 2026, the date the financial statements were issued.